UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

FORM N-Q

FEBRUARY 28, 2013

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited)	February 28, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 92.4%
Education - 5.5%
California MFA Revenue, Biola University	5.625%	10/1/23	$2,000,000	$2,227,340
California State School Finance Authority, Educational Facilities Revenue, New Designs Charter School	5.250%	6/1/32	2,130,000	2,156,263
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue:
Ana G. Mendez University System Project	4.000%	4/1/20	500,000	497,855
Ana G. Mendez University System Project	5.000%	4/1/21	500,000	523,990
Ana G. Mendez University System Project	5.000%	4/1/22	500,000	519,570
University of California Revenues:
Limited Project	5.000%	5/15/25	2,500,000	3,056,450
Limited Project	5.000%	5/15/26	2,500,000	3,044,875

Total Education				12,026,343

Health Care - 12.6%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.000%	8/1/24	1,545,000	1,839,014
California Health Facilities Financing Authority Revenue:
Catholic Healthcare West	5.125%	7/1/22	3,075,000	3,324,721
Providence Health & Services System	6.250%	10/1/24	1,500,000	1,826,580
California Statewide CDA Revenue:
John Muir Health	5.000%	7/1/29	5,000,000	5,418,900
Lodi Memorial Hospital, CMI	5.000%	12/1/22	3,000,000	3,211,020
Methodist Hospital Project, FHA	6.250%	8/1/24	4,350,000	5,258,323
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	6,235,000	6,774,390

Total Health Care				27,652,948

Industrial Revenue - 3.9%
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	3,000,000	3,453,570
Southern California Public Power Authority:
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/24	2,435,000	2,814,592
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,336,920

Total Industrial Revenue				8,605,082

Leasing - 6.1%
Alameda County, CA, Joint Powers Authority Lease Revenue, AGM	5.000%	12/1/23	3,000,000	3,397,620
California State Public Works Board, Lease Revenue, Refunding, Various California State University Project	5.450%	9/1/14	1,000,000	1,003,750
El Dorado, CA, Irrigation District, COP, AGM	5.375%	8/1/24	1,090,000	1,263,212
Long Beach, CA, Bond Finance Authority Lease Revenue	5.000%	8/1/23	1,535,000	1,827,893
Los Angeles, CA, Municipal Improvement Corp., Lease Revenue	5.000%	9/1/21	3,400,000	3,861,448
San Jose, CA, Financing Authority Lease Revenue, Civic Center Project, AMBAC	5.250%	6/1/14	2,165,000	2,172,513

Total Leasing				13,526,436

Local General Obligation - 1.3%
Tahoe Truckee, CA, GO, USD:
Refunding, School Facilities Improvement, NATL District Number 1	5.000%	8/1/14	1,480,000	1,577,487

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - continued
Refunding, School Facilities Improvement, NATL District Number 2	5.000%	8/1/14	$1,180,000	$1,257,727

Total Local General Obligation				2,835,214

Other - 4.9%
ABAG, CA, Finance Authority for Nonprofit Corp., Insured Senior Living Revenue:
Odd Fellows Home of California, CMI	5.000%	4/1/21	1,000,000	1,157,940
Odd Fellows Home of California, CMI	5.000%	4/1/23	1,000,000	1,162,340
Odd Fellows Home of California, CMI	5.000%	4/1/24	1,000,000	1,158,590
California State MFA Revenue, Goodwill Industry Sacramento Valley & Northern Nevada Project	5.750%	1/1/22	800,000	837,664
California State Public Works Board, Lease Revenue, Various Capital Projects	5.250%	10/1/24	3,000,000	3,574,290
Ontario, CA, Redevelopment Financing Authority Revenue:
Project Number 1 Centre City & Cimarron, NATL	5.250%	8/1/15	1,935,000	1,939,470
Project Number 1 Centre City & Cimarron, NATL	5.250%	8/1/16	1,060,000	1,062,321

Total Other				10,892,615

Power - 21.2%
Central Valley Financing Authority, CA, Cogeneration Project Revenue:
Carson Ice Generation Project	5.000%	7/1/17	1,000,000	1,121,400
Carson Ice Generation Project	5.000%	7/1/19	800,000	918,280
Carson Ice Generation Project	5.250%	7/1/20	1,000,000	1,162,580
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	5,000,000	6,374,450
M-S-R Public Power Agency, San Juan Project Revenue, AGM	5.000%	7/1/22	3,000,000	3,491,700
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	5,000,000	5,843,700
Northern, CA, Power Agency Revenue:
Hydroelectric Project Number One	5.000%	7/1/22	2,250,000	2,560,050
Hydroelectric Project Number One	5.000%	7/1/23	5,000,000	5,651,700
Hydroelectric Project Number One	5.000%	7/1/24	2,000,000	2,225,500
Lodi Energy Center	5.000%	6/1/25	4,000,000	4,555,960
Puerto Rico Electric Power Authority, Power Revenue	5.375%	7/1/22	3,000,000	3,170,760
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project	5.000%	7/1/17	1,405,000	1,604,960
Turlock, CA, Irrigation District Revenue	5.000%	1/1/24	7,070,000	8,062,557

Total Power				46,743,597

Pre-Refunded/Escrowed to Maturity - 0.0%
San Francisco, CA, Airport Improvement Corp., Lease Revenue, United Airlines Inc.	8.000%	7/1/13	25,000	25,620	(a)

Solid Waste/Resource Recovery - 2.4%
California State PCFA, Solid Waste Disposal Revenue, Republic Services Inc.	0.600%	5/1/13	5,205,000	5,205,052	(b)(c)

Special Tax Obligation - 8.2%
California Statewide CDA Revenue, Proposition 1A Receivables Program	5.000%	6/15/13	1,000,000	1,013,430	(d)
Encinitas, CA, Special Tax Revenue:
Community Facilities District No. 1-Encintas Ranch Public Improvements	5.000%	9/1/25	1,000,000	1,149,830
Community Facilities District No. 1-Encintas Ranch Public Improvements	5.000%	9/1/26	1,000,000	1,143,660
Community Facilities District No. 1-Encintas Ranch Public Improvements	5.000%	9/1/28	1,000,000	1,123,660

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - continued
Irvine, CA, Improvement Bond Act 1915:
Limited Obligation Reassessment District No. 12-1	5.000%	9/2/24	$600,000	$694,188
Limited Obligation Reassessment District No. 12-1	5.000%	9/2/26	600,000	683,586
Livermore, CA, RDA, Tax Allocation Revenue, Redevelopment Project Area, NATL	5.250%	8/1/15	2,310,000	2,314,990
Oakland, CA, RDA, Subordinated, Tax Allocation Central District Redevelopment Project, NATL/FGIC	5.500%	9/1/14	2,000,000	2,006,040
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/18	4,500,000	5,076,720
Matching Fund Loan	5.000%	10/1/25	2,500,000	2,773,800

Total Special Tax Obligation				17,979,904

State General Obligation - 9.2%
California State, GO:
Various Purpose	5.000%	9/1/22	2,000,000	2,520,160
Various Purpose	5.000%	9/1/23	5,000,000	6,135,400
Various Purpose	5.000%	9/1/25	1,000,000	1,175,680
Various Purpose	5.000%	9/1/26	2,000,000	2,325,120
Various Purpose	5.000%	9/1/27	2,500,000	2,885,225
Various Purpose	5.000%	9/1/28	3,250,000	3,743,480
Puerto Rico Commonwealth, GO, Public Improvement	5.250%	7/1/23	1,500,000	1,566,195

Total State General Obligation				20,351,260

Transportation - 11.0%
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area	1.220%	4/1/24	1,000,000	1,001,800	(c)
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/21	2,575,000	3,132,771
Sacramento County, CA, Airport System Revenue	5.000%	7/1/25	1,000,000	1,143,270
Sacramento County, CA, Airport System Revenue	5.000%	7/1/26	1,500,000	1,706,400
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/26	5,305,000	6,110,564
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/24	5,665,000	6,579,444
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	4,000,000	4,514,480

Total Transportation				24,188,729

Water & Sewer - 6.1%
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,000,000	3,243,930
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/26	1,500,000	1,829,580
San Diego, CA, Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/20	5,000,000	6,084,250
Sunnyvale, CA, Solid Waste Revenue:
Refunding, AMBAC	5.500%	10/1/13	1,520,000	1,552,726	(b)
Refunding, AMBAC	5.500%	10/1/14	605,000	616,906	(b)

Total Water & Sewer				13,327,392

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
(Cost - $187,905,235)				203,360,192

SHORT-TERM INVESTMENTS - 2.0%
Health Care - 1.8%

ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Acacia Creek at Union Project, SPA- Bank of America N.A.	0.150%	7/1/38	3,600,000	3,600,000	(e)(f)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
California Health Facilities Financing Authority Revenue, Catholic Healthcare West, NATL, LOC- JPMorgan Chase	0.130%	7/1/16	$300,000	$300,000	(e)(f)
California Statewide CDA Revenue, Kaiser Permanente	0.100%	4/1/32	100,000	100,000	(e)(f)

Total Health Care				4,000,000

Other - 0.2%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, California Alumni Association Project, LOC-Bank of America N.A.	0.170%	4/1/34	300,000	300,000	(e)(f)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,300,000)				4,300,000

TOTAL INVESTMENTS - 94.4% (Cost - $192,205,235#)				207,660,192
Other Assets in Excess of Liabilities - 5.6%				12,421,510

TOTAL NET ASSETS - 100.0%				$220,081,702

(a)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Maturity date shown represents the mandatory tender date.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GO	— General Obligation
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
USD	— Unified School District

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AA/Aa	25.2%
A	53.6
BBB/Baa	18.7
A-1/VMIG 1	2.1
NR	0.4

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$203,360,192	—	$203,360,192
Short-term investments†	—	4,300,000	—	4,300,000

Total investments	—	$207,660,192	—	$207,660,192

Other financial instruments:
Futures contracts	$155,687	—	—	$155,687

Total	$155,687	$207,660,192	—	$207,815,879

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Funds uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Funds are required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,539,401
Gross unrealized depreciation	(84,444)

Net unrealized appreciation	$15,454,957

At February 28, 2013, the Fund had the following open futures contracts:

Notes to Schedule of Investments (unaudited) (continued)

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 30-Year Bonds	58	3/13	$8,581,999	$8,426,312	$155,687

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at February 28, 2013.

Futures Contracts
Primary Underlying Risk	Unrealized Appreciation
Interest Rate Risk	$155,687

During the period ended February 28, 2013, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to sell)	$8,935,391

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 25, 2013